OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2020, are as follows:

Year ending December 31,	(in thousands of $)
2021	345,881
2022	318,085
2023	332,149
2024	250,045
2025	45,799
Thereafter	119,019
Total minimum lease revenues	1,410,978

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels (owned and under finance leases) leased to third parties on non-cancelable operating leases at December 31, 2020 and 2019 were as follows:

(in thousands of $)	2020	2019
Cost	2,245,889	2,100,533
Accumulated depreciation	465,033	315,934
Total	1,780,856	1,784,599